Overview:	12 Months Ended
Dec. 31, 2017
General information about financial statements [Abstract]
Disclosure of general information about financial statements [text block]
Note 1 - Overview:

Grupo Aeroportuario del Sureste, S. A. B. de C. V. (ASUR) is a Mexican Company that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate, maintain and exploit nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlan. ASUR and its subsidiaries are collectively referred to as the “Company”, “ASUR” or the “Group”.

The Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. and C. V. and RH Asur, S. A. de C. V. In addition, Cancún Airport has a more than 95% stake in the following subsidiaries: Caribbean Logistic, S. A. de C. V., Cargo RF, S. A. de C. V and Cancún Airport Services, S. A. de C. V., companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, establishments and stores for the sale of all kinds of products.

On June 1998, the Department of Communications and Transportation (SCT) granted the Company's subsidiaries concessions to administer, operate, exploit and develop the nine Southeast airports over a period of 50 years commencing on November 1, 1998. The term of the concessions may be extended by the parties under certain circumstances.

Notwithstanding the Company's rights to administer, operate, exploit, develop and, if applicable, build the nine airports pursuant to the Mexican General Law of National Assets; all the land, furniture and permanent fixed assets located in the airports are the property of the Mexican federal government. Upon expiration of the Company's concessions, these assets, including any improvements made during the term of the concessions, automatically revert to the Mexican federal government.

At December 31, 2015, 2016 and 2017, the Company's outstanding capital stock was held by the investing public (67.46%) Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) (7.65%), Servicios Estrategia Patrimonial, S. A. de C. V. (7.12%), Agrupación Aeroportuaria Internacional III, S. A. de C. V. (5.46%), and Remer Soluciones a la Inversión, S. A. de C. V. (12.31%). The shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

1.1)	Acquisition of Aerostar

Through its subsidiary Aeropuerto de Cancún, S. A. de C. V. (Cancún), on May 26, 2017, the Company increased its share capital from 50% to 60% in Aerostar Airport Holdings, LLC (Aerostar), which operates and administers International Airport Luis Muñoz Marín (LMM Airport) in San Juan Puerto Rico. As a result of this increase, the Company acquired control in Aerostar, as it now has the capacity to direct its relevant business activities. With this acquisition, the Company expects to continue offering world-class services to its customers, providing improvements to operations and customer services for the benefit of LMM Airport passengers.

Until May 26, 2017, the Company considered Aerostar to be a joint venture (see Note 9); as of June 1, 2017, in accordance with International Financial Reporting Standard 3, “Business combination”, the acquisition is considered a business combination.

The following table summarizes the consideration pertaining to Aerostar at May 26, (the combination date or date of the transaction):

	May 26,
	2017

Cash paid	Ps	726,628
Previous benefit acquired by departure of the previous shareholder		848,923

Consideration on May 26, 2017		1,575,551
Fair value of share capital held in Aerostar prior to the business combination		7,877,756
Non-controlling interest at the business combination date		6,302,205

Total purchase consideration	Ps	15,755,512

Due to the business combination, the following changes were effected:

-
The Company estimated a fair value of its previously acquired share capital in Aerostar of 50% at Ps.7,877,756, which showed a book value at the date of the transaction of Ps.2,353,040. As a result of measuring its interest in Aerostar at fair value, the Company has recognized a nonrecurring profit, unrelated to the cash flow, of Ps.5,524,716, which is included as “Gain in business combination” in the consolidated statement of income. The mechanics to determine fair value were based on the use of two methods: a) discounted cash flows and b) implicit multiples (based on a sample of comparable public companies). The most relevant assumptions considered in the first method were the applied discount rate, the projected passenger traffic, and its growth rate and percentages of revenue growth, costs and expenses in the term of the concession; and for the second method, the multiples of income and profit before interest, taxes, amortizations and depreciations and adjustments applied to the net premium of control.

-
Once the Joint Venture between the Company and Highstar Capital IV (Highstar) was completed, both parties decided to review the income received and contributions made in order to adjust the price to be paid for the 10% acquired by the Company. As a result of the revision, the adjustment to the price was Ps.848,923 (included in the line “gain in business combination” of the income statement). The consideration paid at May 26, 2017, includes an amount paid in cash by the Company of Ps.726,628 plus the benefit previously acquired for the departure of Highstar. Additionally, as a result of the consolidation of Aerostar at the date of the business combination, the effects of foreign currency translation accrued at the transaction date were recycled, which amounted to Ps.655,515. This movement was recorded in the line "gain in business combination" within the consolidated statement of income.

Said gain was presented as an adjacent line where the equity method was recognized, as it is considered associated with said transaction and because the Company does not perform this type of operations as part of its ordinary activities.

-
During the evaluation of assets stage, an intangible asset derived from the “commercial rights” acquired was identified, representing the rights to commercially exploit the areas of the airport in addition to the aeronautical operation, such as, commercial store leasing and advertising spots, etc., amounting to Ps.6,053,820. For its identification, the discounted cash flow method was used to determine the fair value of commercial rights, and the most relevant assumptions considered were the applied discount rate, projected passenger traffic, as well as percentages of revenue, costs and expenses growth during the term of the concession.

-	Due to the difference resulting from the comparison of the fair values and the book value, a deferred income tax was determined at Ps.605,382.

-
The difference between the net assets acquired in the business combination and the total consideration results in a goodwill of Ps.5,606,265 at the business combination date (see Note 8.1). The goodwill associated with this business combination is not deductible for income tax purposes.

-
An amortization of the intangible identified in the business combination has been determined at Ps.98,780 and expensed as part of the depreciation and amortization in the consolidated statement of income.

- The non-controlling interest derived from this transaction was determined to be Ps.6,302,205. This interest was determined at fair value with references to comparable market values, since Highstar at the same time sold its interest to another Company at the time of the transaction.

In the case of business combinations carried out in stages, International Financial Reporting Standards (IFRS) require that any interest previously held by an acquirer in the acquired entity be adjusted to its fair value at the business combination date, and any gain (or loss) arising from such remeasurement are recognized under gain or loss in the consolidated statement of income. The IFRS also require that any amount previously recognized in comprehensive income relating to such investments be recycled to the consolidated statement of income, as if such investment were sold.

The fair value of the trade and accounts receivable considered in the business combinations approximate their carrying value.

Liabilities at the fair value have been calculated at the date of the transaction and correspond mainly to bank loan valuations. At the reporting date, those liabilities were evaluated, and it has been determined that book value is the same as the fair value determined, which was calculated based on their possible settlement. The cash flow required to settle those liabilities is expected to materialize between 1 to 17 years.

The liabilities have also been calculated at the fair value at the combination date and are similar to their book value.

Following are the fair value of the net assets acquired under the business combination at the acquisition date:

		Fair
		value
Assets
CURRENT:
Cash and cash equivalents	Ps	543,242
Restricted cash		16,989
Other current assets		142,410

Current assets		702,641

NON-CURRENT:
Land, furniture and equipment		135,929
Intangible assets, airport concessions - Net		19,308,402

Total non-current assets		19,444,331

Total assets	Ps	20,146,972

Liabilities
CURRENT:
Current liabilities	Ps	647,896

NON-CURRENT:
Long-term debt		8,254,620
Deferred income tax		808,894
Other non-current liabilities		286,315

Total non-current liabilities		9,349,829

Total liabilities		9,997,725

Net assets acquired under the business combination		10,149,247

Total purchase consideration		15,755,512

Goodwill at the acquisition date (Note 8.1)	Ps	5,606,265

The main characteristics of fair value adjustments are described below:

Caption	Item	Methodology

Intangible assets:
Concession	Commercial exploitation rights in Airplan	Discounted flows and implicit multiples using the WACC rate

The fair value adjustments mentioned in the previous table were obtained for the purpose of applying the purchase method of the Aerostar acquisition. The noncontrolling interest was recognized as its fair value.

The projection used to apply the aforementioned methodologies was based on business plans approved by Aerostar Management.

The goodwill recognized by the Company is attributable to the expected growth in the North American airport sector and in line with the Company's expansion opportunity in the consolidation of additional airport groups. No contingent liability or contingent consideration arrangement has arisen from this acquisition. If the acquisition had taken place on January 1, 2017, pro forma revenues would have increased by Ps.1,549,099 (unaudited) and pro forma net income by Ps.127,042 (unaudited).

For the determination of the fair value of the noncontrolling interest, considering the absence of public market prices of Aerostar, the fair value of the controlling party was taken as a basis, which reflects a goodwill of the Company as a whole, including the controlling and noncontrolling parties, thereby better reflecting the economic interests of the transaction given that the noncontrolling party also participated in the future economic benefits generated from the acquisition.

The noncontrolling fair value interest is determined at 100%, and then the segregation of the controlling and noncontrolling entities is undertaken in order to assess the reasonableness of the two. As long as 100% is valued, while the 100% control, the control premium is not assigned to the controlling interest.

Aerostar relevant information and its significant non-controlling interest

The Aerostar condensed financial information at December 31, 2017, which shows its significant non-controlling interest, is shown below:

	December 31
Condensed statement of financial position	2017

Cash and cash equivalents	Ps	436,774
Restricted cash		106,350
Other current assets		247,517

Total current assets		790,641

Financial liabilities:
Current liabilities		(633,084)

Working capital		157,557

Land, furniture and equipment		141,708
Intangible assets, airport concessions - Net		13,636,227
Other long term assets		584
Long term debt		(7,489,465)
Accounts payable to the Company		(1,210,088)
Deferred income tax - Net		(267,307)

Shareholders’ equity	Ps	4,969,216

	Period from
	June 1 to
Condensed statements of comprehensive income	December 31, 2017

Revenue	Ps	1,497,557
Operating cost and expenses		(1,186,028)
Comprehensive financial cost		(295,803)
Deferred income tax		(28,679)

Net income for the year		(12,953)
Foreign currency translation		254,110

Total comprehensive income for the year	Ps	241,157

Regarding the non-controlling interest in it's subsidiary Aerostar, there are no significant restrictions on the possibility of having access to the assets or of using them for the payment of obligations.

1.2)	Acquisition of Airplan

On October 19, 2017 (business combination date, or the transaction date), Cancún acquired 92.42% of the shares of Sociedad Operadora de Aeropuertos Centro Norte, S.A. (Airplan), a Company incorporated in Medellín, Colombia, on March 6, 2008, with the business purpose of managing, operating, commercially exploiting, conditioning, modernizing and maintaining the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports. At the transaction date, Airplan consolidated its results into the Company's consolidated financial statements.

In accordance with IFRS 3, the acquisition is considered a business combination, and therefore, it has been recorded using the purchase price method. The acquisition has been recorded by distributing the total assets acquired, including intangible assets and assumed liabilities, based on the fair values determined at the date of acquisition. The excess of the acquisition cost over the net of the fair values of the assets acquired and liabilities assumed has been recorded as goodwill.

A goodwill of Ps.1,474,955 was recognized at the business combination date (see Note 8.1). The goodwill associated with this business combination is not deductible for income tax purposes. The goodwill consists of the fair value of the net assets and the identification of the implicit intangible asset within the concession that represents future benefits (both airport and non-airport), which include the rights to operate the airport facilities, either the airport operation itself or the commercial exploit areas, aside from the aeronautical operation.

The fair value of the Trade and accounts receivable considered in the business combinations approximate their carrying value.

The liabilities have been determined at fair value at the date of the combination and correspond mainly to the valuation of bank loans.

For the determination of the fair value of the non-controlling interest, comparable market values were used (based on a sample of comparable public companies). The most relevant assumptions considered were multiples of income and earnings before interest, taxes, amortizations and depreciations and adjustments applied to the net premium of control.

The following table summarizes the consideration pertaining to Airplan at the business combination date:

	October 19
	2017

Consideration paid on October 19, 2017	Ps	3,789,797
Non-controlling interest at the combination date		310,827

Total purchase consideration	Ps	4,100,624

The distribution of the purchase price over the net assets acquired of Airplan at the business combination date are shown below:

	Fair
	value
Assets
CURRENT:
Cash and cash equivalents	Ps	37,716
Other current assets		189,372

Current assets		227,088

NON-CURRENT:
Land, furniture and equipment		3,400
Intangible assets, airport concessions - Net		7,232,588

Total non-current assets		7,235,988

Total assets	Ps	7,463,076

Liabilities

CURRENT:
Current liabilities	Ps	551,000

NON-CURRENT:
Bank loans		3,424,897
Deferred income tax		861,483
Other non-current liabilities		27

Total non-current liabilities		4,286,407

Total liabilities		4,837,407

Net assets acquired under the business combination		2,625,669

Total consideration		4,100,624

Goodwill at acquisition date and at December 31, 2017 (Note 8.1)	Ps	1,474,955

The main characteristics of fair value adjustments are described below:

Caption	Item	Methodology

Intangible assets:
Concession	Commercial exploitation rights in Airplan	Discounted flows and implicit multiples using the WACC rate

Non-current liabilities:
Long-term debt	Fair value of the Bank loans	Present value of estimated future cash flows

The fair value adjustments specified in the previous table were obtained from Company Management for the purpose of applying the purchase method to the acquisition of Airplan. The noncontrolling interest was recognized based on the proportional interest in net acquired assets.

The projections used to apply the methodologies described above were based on the business plans approved by the Administration of Airplan at the time of acquisition, which subsequently served as the basis for the analysis of deterioration made by the Administration at the date of the consolidated financial statements.

The goodwill recognized by the Company represents non-separable assets due to the growth potential and development opportunities of Airplan. No contingent liability has arisen from this acquisition that must be registered; there are also no contingent consideration agreements. If the acquisition had taken place on January 1, 2017, pro forma revenues would have increased by Ps.2,640,493 (unaudited) and pro forma net income by Ps.231,130 (unaudited).

No contingent liability or contingent consideration arrangement has arisen from this acquisition.